Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	IIM Global Corp
Entity Central Index Key	0001534154
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to Form S-1 (the "Post-Effective Amendment") is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update our registration statement on Form S-1, Registration No. 333-193924 (the "Registration Statement"), which was previously declared effective on August 12, 2014 to (i) include the unaudited condensed consolidated financial statements at June 30, 2014 and for the three and six months then ended and notes thereto included in our Quarterly Report on Form 10-Q for the period ended June 30, 2014, and (ii) update certain other information in the Registration Statement.  No additional securities are being registered under this Post-Effective Amendment.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Document Period End Date	Sep. 08, 2014